AB Active ETFs, Inc.

AB Short Duration Income ETF

Portfolio of Investments

February 28, 2026 (unaudited)

	Principal Amount (000)		U.S. $ Value

CORPORATES - INVESTMENT GRADE – 41.6%
Industrial – 25.1%
Basic – 1.1%
BHP Billiton Finance USA Ltd. 4.75%, 02/28/2028	U.S.$	570	$580,551
Georgia-Pacific LLC 0.95%, 05/15/2026(a)		9	8,945
Glencore Funding LLC 5.186%, 04/01/2030(a)		161	166,505
5.338%, 04/04/2027(a)		435	441,207
Nutrien Ltd. 4.90%, 03/27/2028		661	672,825

			1,870,033

Capital Goods – 2.0%
BAE Systems PLC 5.00%, 03/26/2027(a)		374	378,095
Boeing Co. (The) 3.25%, 02/01/2028		272	268,777
6.259%, 05/01/2027		104	106,549
Northrop Grumman Corp. 3.25%, 01/15/2028		184	182,178
Parker-Hannifin Corp. 3.25%, 06/14/2029		66	64,690
4.25%, 09/15/2027		496	499,100
4.50%, 09/15/2029		121	123,183
Republic Services, Inc. 4.875%, 04/01/2029		348	357,560
RTX Corp. 2.25%, 07/01/2030		322	300,059
3.50%, 03/15/2027		202	201,406
4.125%, 11/16/2028		40	40,239
5.75%, 11/08/2026		421	425,134
Westinghouse Air Brake Technologies Corp. 3.45%, 11/15/2026		444	442,051

			3,389,021

Communications – Telecommunications – 0.6%
Rogers Communications, Inc. 3.20%, 03/15/2027		629	624,308
T-Mobile USA, Inc. 3.75%, 04/15/2027		417	416,495

			1,040,803

Consumer Cyclical – Automotive – 2.7%
American Honda Finance Corp. 2.00%, 03/24/2028		457	440,018
5.65%, 11/15/2028		347	362,032
Series G 4.45%, 10/22/2027		290	292,738
Ford Motor Credit Co. LLC 3.815%, 11/02/2027		219	217,213
5.303%, 09/06/2029		200	202,874
5.80%, 03/08/2029		383	394,444
5.918%, 03/20/2028		346	354,996

	Principal Amount (000)		U.S. $ Value

General Motors Co. 4.20%, 10/01/2027	U.S.$	394	$394,804
5.00%, 10/01/2028		300	305,967
General Motors Financial Co., Inc. 2.70%, 08/20/2027		295	289,625
5.35%, 07/15/2027		251	255,285
5.40%, 05/08/2027		299	303,691
Hyundai Capital America 4.25%, 01/08/2029(a)		57	57,307
4.30%, 09/24/2027(a)		35	35,153
4.50%, 09/18/2030(a)		71	71,569
4.55%, 09/26/2029(a)		38	38,530
5.15%, 03/27/2030(a)		100	103,368
5.25%, 01/08/2027(a)		25	25,270
5.30%, 03/19/2027(a)		322	326,402

			4,471,286

Consumer Cyclical - Entertainment – 0.5%
Carnival Corp. 5.125%, 05/01/2029(a)		81	82,079
5.75%, 03/15/2030(a)		16	16,555
Royal Caribbean Cruises Ltd. 5.375%, 07/15/2027(a)		436	439,318
5.50%, 08/31/2026(a)		31	31,000
Viking Ocean Cruises Ship VII Ltd. 5.625%, 02/15/2029(a)		14	14,000
VOC Escrow Ltd. 5.00%, 02/15/2028(a)		263	262,543

			845,495

Consumer Cyclical - Other – 0.7%
CK Hutchison International 24 Ltd. 5.375%, 04/26/2029(a)		447	464,326
Flutter Treasury DAC 5.875%, 06/04/2031(a)		200	200,122
Las Vegas Sands Corp. 3.50%, 08/18/2026		424	422,278

			1,086,726

Consumer Cyclical - Restaurants – 0.3%
1011778 BC ULC/New Red Finance, Inc. 3.875%, 01/15/2028(a)		17	16,788
5.625%, 09/15/2029(a)		100	101,771
6.125%, 06/15/2029(a)		193	198,456
McDonald’s Corp. Series G 5.00%, 05/17/2029		255	263,665

			580,680

Consumer Cyclical - Retailers – 0.7%
AutoNation, Inc. 4.45%, 01/15/2029		148	149,054

	Principal Amount (000)		U.S. $ Value

Ralph Lauren Corp. 2.95%, 06/15/2030	U.S.$	423	$405,302
Walmart, Inc. 3.90%, 04/15/2028		649	652,751

			1,207,107

Consumer Non-Cyclical – 5.9%
Altria Group, Inc. 3.40%, 05/06/2030		466	453,423
Amer Sports Co. 6.75%, 02/16/2031(a)		61	63,644
BAT Capital Corp. 3.557%, 08/15/2027		124	123,363
4.70%, 04/02/2027		299	301,012
BAT International Finance PLC 1.668%, 03/25/2026		431	430,073
Becton Dickinson & Co. 3.70%, 06/06/2027		193	192,340
4.693%, 02/13/2028		498	504,444
CVS Health Corp. 2.875%, 06/01/2026		401	399,937
3.00%, 08/15/2026		107	106,479
3.625%, 04/01/2027		283	282,049
DH Europe Finance II SARL 2.60%, 11/15/2029		490	467,220
General Mills, Inc. 4.20%, 04/17/2028		582	584,159
HCA, Inc. 3.125%, 03/15/2027		362	358,930
5.20%, 06/01/2028		299	306,373
5.25%, 06/15/2026		263	263,260
Imperial Brands Finance PLC 3.50%, 07/26/2026(a)		376	374,974
6.125%, 07/27/2027(a)		201	206,574
Johnson & Johnson 0.95%, 09/01/2027		709	682,760
Kraft Heinz Foods Co. 3.00%, 06/01/2026		381	379,933
Medtronic Global Holdings SCA 4.25%, 03/30/2028		604	609,853
Molson Coors Beverage Co. 3.00%, 07/15/2026		393	391,487
Novartis Capital Corp. 3.10%, 05/17/2027		129	128,263
Philip Morris International, Inc. 3.375%, 08/15/2029		49	48,139
3.875%, 10/27/2028		96	96,140
4.375%, 11/01/2027		126	127,249
4.875%, 02/15/2028		43	43,823
4.875%, 02/13/2029		272	279,605
5.125%, 11/17/2027		144	146,938
5.125%, 02/15/2030		190	197,326
5.625%, 11/17/2029		41	43,316
Shire Acquisitions Investments Ireland DAC 3.20%, 09/23/2026		486	483,886

	Principal Amount (000)		U.S. $ Value

Sysco Corp. 4.40%, 07/25/2031	U.S.$	143	$143,516
Takeda Pharmaceutical Co., Ltd. 2.05%, 03/31/2030		503	464,204
5.00%, 11/26/2028		200	204,722

			9,889,414

Energy – 5.5%
Cenovus Energy, Inc. 4.65%, 03/20/2031		281	284,431
Cheniere Energy, Inc. 4.625%, 10/15/2028		651	650,740
ConocoPhillips Co. 4.70%, 01/15/2030		50	51,252
Continental Resources, Inc./OK 2.268%, 11/15/2026(a)		29	28,598
4.375%, 01/15/2028		295	295,419
Energy Transfer LP 4.00%, 10/01/2027		500	500,650
5.50%, 06/01/2027		345	350,237
Eni SpA Series X-R 4.75%, 09/12/2028(a)		522	532,158
EQT Corp. 3.90%, 10/01/2027		560	558,880
Hess Midstream Operations LP 5.875%, 03/01/2028(a)		172	174,907
ONEOK, Inc. 3.10%, 03/15/2030		118	113,026
4.25%, 09/24/2027		239	240,107
4.55%, 07/15/2028		473	478,189
Permian Resources Operating LLC 5.875%, 07/01/2029(a)		197	197,656
Pioneer Natural Resources Co. 1.90%, 08/15/2030		285	261,393
Santos Finance Ltd. Series E 4.125%, 09/14/2027(a)		632	630,629
Schlumberger Holdings Corp. 3.90%, 05/17/2028(a)		678	678,339
Targa Resources Corp. 5.20%, 07/01/2027		538	546,597
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 5.50%, 03/01/2030		657	668,425
Var Energi ASA 5.875%, 05/22/2030(a)		200	210,008
7.50%, 01/15/2028(a)		446	471,061
Williams Cos., Inc. (The) 3.75%, 06/15/2027		580	578,701
Woodside Finance Ltd. 3.70%, 03/15/2028(a)		175	173,770
4.50%, 03/04/2029(a)		290	292,129
5.40%, 05/19/2030		174	180,523

			9,147,825

	Principal Amount (000)		U.S. $ Value

Other Industrial – 0.5%
LKQ Corp. 5.75%, 06/15/2028	U.S.$	613	$629,612
RB Global Holdings, Inc. 6.75%, 03/15/2028(a)		187	190,202

			819,814

Services – 0.8%
Expedia Group, Inc. 3.80%, 02/15/2028		558	555,260
Mastercard, Inc. 2.95%, 06/01/2029		170	165,578
S&P Global, Inc. 2.45%, 03/01/2027		481	474,367
4.25%, 05/01/2029		205	206,776

			1,401,981

Technology – 2.9%
Analog Devices, Inc. 1.70%, 10/01/2028		250	237,350
3.50%, 12/05/2026		125	124,700
4.25%, 06/15/2028		363	366,978
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.50%, 01/15/2028		582	579,509
Broadcom, Inc. 4.75%, 04/15/2029		250	255,722
Dell International LLC/EMC Corp. 5.25%, 02/01/2028		146	149,319
Fiserv, Inc. 3.20%, 07/01/2026		416	414,586
5.15%, 03/15/2027		253	255,436
Foundry JV Holdco LLC 5.90%, 01/25/2030(a)		220	232,133
Intel Corp. 4.875%, 02/10/2028		573	582,008
International Business Machines Corp. 3.30%, 05/15/2026		158	157,724
Oracle Corp. 1.65%, 03/25/2026		166	165,716
2.65%, 07/15/2026		68	67,596
2.80%, 04/01/2027		430	423,477
3.25%, 11/15/2027		187	183,688
4.50%, 05/06/2028		15	15,081
VMware LLC 1.40%, 08/15/2026		442	436,700
1.80%, 08/15/2028		195	185,408

			4,833,131

Transportation - Airlines – 0.5%
Delta Air Lines, Inc. 4.95%, 07/10/2028		135	137,226
5.25%, 07/10/2030		614	633,138

			770,364

	Principal Amount (000)		U.S. $ Value

Transportation - Services – 0.4%
XPO, Inc. 6.25%, 06/01/2028(a)	U.S.$	600	$611,094

			41,964,774

Financial Institutions – 14.5%
Banking – 12.3%
Banco Santander SA 1.722%, 09/14/2027		400	395,108
2.749%, 12/03/2030		200	183,950
4.25%, 04/11/2027		400	400,716
5.565%, 01/17/2030		200	209,476
Bank of Ireland Group PLC 5.601%, 03/20/2030(a)		464	483,641
Banque Federative du Credit Mutuel SA 4.541%, 01/15/2031(a)		614	617,303
Barclays PLC 2.279%, 11/24/2027		200	197,384
4.476%, 11/11/2029		200	201,518
4.837%, 09/10/2028		401	405,227
5.20%, 05/12/2026		111	111,119
5.501%, 08/09/2028		450	458,622
BNP Paribas SA 5.125%, 01/13/2029(a)		573	584,403
CaixaBank SA 6.208%, 01/18/2029(a)		343	355,962
Capital One Financial Corp. 1.878%, 11/02/2027		643	632,937
4.927%, 05/10/2028		280	282,769
Citigroup, Inc. 1.462%, 06/09/2027		424	421,045
4.643%, 05/07/2028		390	392,722
4.658%, 05/24/2028		118	118,850
Series VAR 3.07%, 02/24/2028		317	313,947
Credit Agricole SA 5.23%, 01/09/2029(a)		275	280,725
Danske Bank A/S 4.298%, 04/01/2028(a)		451	452,718
Deutsche Bank AG/New York NY 2.552%, 01/07/2028		565	557,791
5.706%, 02/08/2028		347	351,830
DNB Bank ASA 1.605%, 03/30/2028(a)		647	631,155
Goldman Sachs Bank USA/New York NY 5.283%, 03/18/2027		241	241,169
Goldman Sachs Group, Inc. (The) 1.431%, 03/09/2027		267	266,834
HSBC Holdings PLC 4.583%, 06/19/2029		200	201,918
4.755%, 06/09/2028		613	618,247
5.21%, 08/11/2028		556	564,607
5.597%, 05/17/2028		506	515,078
ING Groep NV 4.017%, 03/28/2028		482	482,169

	Principal Amount (000)		U.S. $ Value

JPMorgan Chase & Co. 1.47%, 09/22/2027	U.S.$	72	$70,958
3.509%, 01/23/2029		635	629,615
Lloyds Banking Group PLC 1.627%, 05/11/2027		395	393,100
3.574%, 11/07/2028		200	198,674
3.75%, 03/18/2028		394	393,165
5.985%, 08/07/2027		175	176,470
Mitsubishi UFJ Financial Group, Inc. 1.538%, 07/20/2027		440	435,899
2.341%, 01/19/2028		487	480,289
Morgan Stanley 3.95%, 04/23/2027		222	221,911
4.21%, 04/20/2028		366	366,684
4.994%, 04/12/2029		497	505,986
5.652%, 04/13/2028		601	611,722
Nationwide Building Society 2.972%, 02/16/2028(a)		454	449,465
NatWest Group PLC 1.642%, 06/14/2027		416	413,188
3.073%, 05/22/2028		273	270,142
Santander UK Group Holdings PLC 2.469%, 01/11/2028		200	197,298
Societe Generale SA 4.45%, 04/12/2030(a)		200	200,860
5.249%, 05/22/2029(a)		200	204,354
5.519%, 01/19/2028(a)		443	448,440
Standard Chartered PLC 5.545%, 01/21/2029 (a)		236	242,082
Synchrony Financial 3.95%, 12/01/2027		59	58,746
5.019%, 07/29/2029		348	352,183
7.25%, 02/02/2033		179	188,849
UBS Group AG 1.494%, 08/10/2027(a)		226	223,464
4.703%, 08/05/2027(a)		367	367,385
UniCredit SpA 1.982%, 06/03/2027(a)		404	401,802

			20,433,671

Finance – 0.1%
Aviation Capital Group LLC 4.75%, 04/14/2027(a)		155	155,970

Financial Services – 0.0%
Lincoln Financial Global Funding 4.20%, 01/12/2029(a)		56	55,873

REITs – 2.1%
Digital Realty Trust LP 3.70%, 08/15/2027		610	607,749
Host Hotels & Resorts LP 4.25%, 12/15/2028		19	19,085
Newmark Group, Inc. 7.50%, 01/12/2029		260	276,635
Simon Property Group LP 1.75%, 02/01/2028		667	642,248

	Principal Amount (000)		U.S. $ Value

VICI Properties LP/VICI Note Co., Inc. 4.25%, 12/01/2026(a)	U.S.$	5	$4,994
4.625%, 12/01/2029(a)		675	674,062
WEA Finance LLC 3.50%, 06/15/2029(a)		649	632,716
Welltower OP LLC 3.10%, 01/15/2030		655	633,247

			3,490,736

			24,136,250

Utility – 2.0%
Electric – 2.0%
Constellation Energy Generation LLC 4.625%, 02/01/2029(a)		184	183,969
EDP Finance BV 1.71%, 01/24/2028(a)		510	488,361
Enel Finance International NV 2.125%, 07/12/2028(a) (b)		474	453,694
4.125%, 09/30/2028(a)		227	227,479
ITC Holdings Corp. 4.95%, 09/22/2027(a)		483	488,830
Sempra 3.25%, 06/15/2027		223	221,013
Southern Co. (The) 5.113%, 08/01/2027(b)		568	577,207
Vistra Operations Co. LLC 3.70%, 01/30/2027(a)		483	480,778
4.30%, 07/15/2029(a)		207	207,095

			3,328,426

Total Corporates - Investment Grade (cost $68,924,029)			69,429,450

GOVERNMENTS - TREASURIES – 25.8%
United States – 25.8%
U.S. Treasury Bonds 4.75%, 02/15/2045		145	148,648
4.875%, 08/15/2045		77	80,104
U.S. Treasury Notes 3.375%, 11/30/2027		437	436,744
3.50%, 09/30/2027		1,102	1,103,205
3.50%, 01/31/2028		1,580	1,583,086
3.625%, 08/31/2027		2,949	2,956,833
3.625%, 08/31/2030		2,760	2,774,447
3.625%, 12/31/2030		1,095	1,100,218
3.75%, 04/30/2027		698	700,018
3.75%, 10/31/2032		1,700	1,705,047
3.75%, 11/30/2032		1,538	1,542,085
3.875%, 05/31/2027		254	255,201
3.875%, 07/31/2027		272	273,594
3.875%, 03/15/2028		293	295,816
3.875%, 07/31/2030		3,498	3,552,929
3.875%, 09/30/2032		1,669	1,686,733
4.00%, 01/31/2029		1,445	1,469,159

	Principal Amount (000)		U.S. $ Value

4.00%, 07/31/2029	U.S.$	2,591	$2,638,974
4.00%, 02/28/2030		2,375	2,422,129
4.125%, 01/31/2027		14	14,072
4.125%, 02/28/2027		176	177,017
4.125%, 03/31/2029		1,158	1,182,427
4.25%, 02/28/2029		1,190	1,218,727
4.25%, 06/30/2029		3,813	3,911,685
4.25%, 01/31/2030		2,220	2,283,825
4.375%, 08/31/2028		398	407,533
4.375%, 11/30/2028		970	994,780
4.375%, 12/31/2029		900	929,531
4.625%, 09/30/2028		3,044	3,136,509
4.625%, 04/30/2029		1,060	1,098,342
4.875%, 10/31/2028		950	985,551

Total Governments - Treasuries (cost $42,359,828)			43,064,969

ASSET-BACKED SECURITIES – 12.2%
Other ABS - Fixed Rate – 7.4%
Affirm Asset Securitization Trust Series 2025-X2, Class A 4.45%, 10/15/2030(a)		267	267,415
APL Finance DAC Series 2025-1A, Class A 4.81%, 03/20/2036 (a)		285	285,986
Avant Loans Funding Trust Series 2024-REV1, Class A 5.92%, 10/15/2033(a)		255	255,791
Series 2025-REV1, Class A 5.12%, 05/15/2034(a)		250	251,117
Series 2026-REV1, Class A 4.52%, 05/15/2036(a)		253	253,127
BHG Securitization Trust Series 2023-B, Class A 6.92%, 12/17/2036(a)		92	96,173
Series 2025-2CON, Class A 4.84%, 09/17/2036(a)		248	251,602
Castlelake Aircraft Structured Trust Series 2025-2A, Class A 5.465%, 08/15/2050(a)		577	586,166
Series 2025-3A, Class A 5.087%, 11/15/2050(a)		245	247,499
Cherry Securitization Trust Series 2024-1A, Class A 5.70%, 04/15/2032(a)		600	604,102
Series 2025-1A, Class A 6.13%, 11/15/2032(a)		400	406,908
Dailypay Securitization Trust Series 2025-1A, Class A 5.63%, 06/26/2028(a)		600	604,134
Dext ABS LLC Series 2023-1, Class A2 5.99%, 03/15/2032(a)		27	27,452

	Principal Amount (000)		U.S. $ Value

Equify ABS LLC Series 2024-1A, Class A 5.43%, 04/18/2033(a)	U.S.$	60	$60,650
Granite Park Equipment Leasing LLC Series 2023-1A, Class A3 6.46%, 09/20/2032(a)		32	32,006
Lendmark Funding Trust Series 2024-1A, Class A 5.53%, 06/21/2032(a)		300	303,320
Series 2025-1A, Class A 4.94%, 09/20/2034(a)		300	304,410
Series 2025-3A, Class A 4.51%, 05/21/2035(a)		100	100,733
Onemain Financial Issuance Trust Series 2025-1A, Class A 4.82%, 07/14/2038(a)		420	427,941
Oportun Funding Trust Series 2024-3, Class A 5.26%, 08/15/2029(a)		1	893
Oportun Issuance Trust Series 2025-B, Class A 4.88%, 05/09/2033(a)		600	603,464
Series 2025-C, Class A 4.49%, 07/08/2033(a)		600	601,566
OWN Equipment Fund II LLC Series 2025-1M, Class A 5.48%, 09/26/2033(a)		544	551,889
Pagaya AI Debt Grantor Trust Series 2024-10, Class A 5.183%, 06/15/2032(a)		42	42,458
Series 2026-1, Class A1 4.228%, 02/15/2027(a)		233	233,012
Pagaya AI Debt Trust Series 2024-2, Class A 6.319%, 08/15/2031(a)		37	37,301
Series 2024-3, Class A 6.258%, 10/15/2031(a)		33	32,552
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1, Class A 5.715%, 01/20/2034(a)		292	293,678
PK Alift Loan Funding 7 LP Series 2025-2, Class A 4.75%, 03/15/2043(a)		341	343,523
Purchasing Power Funding LLC Series 2026-A, Class A 4.37%, 08/15/2030(a)		224	224,290
Reach ABS Trust Series 2025-2A, Class A 4.93%, 08/18/2032 (a)		267	268,695
Reach Abs Trust Series 2026-1A, Class A 4.32%, 02/15/2033(a)		348	348,341

	Principal Amount (000)		U.S. $ Value

Regional Management Issuance Trust Series 2024-2, Class A 5.11%, 12/15/2033(a)	U.S.$	220	$221,366
Series 2025-1, Class A 4.99%, 04/17/2034(a)		585	589,002
Republic Finance Issuance Trust Series 2024-A, Class A 5.91%, 08/20/2032(a)		250	252,427
Series 2024-B, Class A 5.42%, 11/20/2037(a)		150	153,206
Short Term Consumer Receivables Issuer Trust Series 2025-1B, Class INV 0.00%, 11/20/2035(c) (d) (e)		177	185,729
Series 2026-1A, Class INV 0.01%, 03/20/2036(a) (d) (e)		92	96,645
Sotheby’s Artfi Master Trust Series 2026-1A, Class A1 4.80%, 06/20/2033(a)		388	390,295
Sunbit Asset Securitization Trust Series 2025-1, Class A 5.36%, 07/15/2030(a)		300	302,388
Upgrade Master Pass-Thru Trust Series 2025-ST6, Class A 4.611%, 10/15/2032(a)		247	247,436
Series 2025-ST8, Class A 4.618%, 12/15/2033(a)		241	240,789
Series 2026-ST1, Class A 4.244%, 03/15/2034(a)		182	181,933
Upstart Securitization Trust Series 2023-3, Class A 6.90%, 10/20/2033(a)		5	4,539
Series 2024-1, Class A 5.33%, 11/20/2034(a)		42	42,591
Verdant Receivables 2023-1 LLC Series 2023-1A, Class A2 6.24%, 01/13/2031(a)		186	189,323
VFI ABS LLC Series 2025-1A, Class A 4.78%, 06/24/2030(a)		345	347,022

			12,392,885

Autos - Fixed Rate – 3.3%
ACM Auto Trust Series 2025-1A, Class A 5.38%, 06/20/2029(a)		29	29,317
Series 2025-2A, Class A 5.55%, 06/20/2028(a)		272	271,979
Series 2025-3A, Class A 5.01%, 01/22/2030(a)		474	473,866
CPS Auto Receivables Trust Series 2026-A, Class A 4.19%, 12/17/2029(a)		365	364,764

	Principal Amount (000)		U.S. $ Value

Credit Acceptance Auto Loan Trust Series 2025-1A, Class A 5.02%, 03/15/2035(a)	U.S.$	250	$253,306
FHF Trust Series 2023-1A, Class A2 6.57%, 06/15/2028(a)		24	24,085
FinBe USA Trust Series 2025-1A, Class A 5.70%, 12/15/2028(a)		316	315,842
Hertz Vehicle Financing III LLC Series 2024-1A, Class A 5.44%, 01/25/2029(a)		154	157,132
Series 2025-1A, Class A 4.91%, 09/25/2029(a)		250	254,532
Series 2025-3A, Class A 5.06%, 12/26/2029(a)		600	613,367
Lendbuzz Securitization Trust Series 2023-1A, Class A2 6.92%, 08/15/2028(a)		37	37,230
Series 2023-2A, Class A2 7.09%, 10/16/2028(a)		47	47,847
Series 2023-3A, Class A2 7.50%, 12/15/2028(a)		48	48,619
Series 2026-1A, Class A1 4.176%, 01/15/2027(a)		384	384,012
Series A2, Class 24-1A 6.19%, 08/15/2029(a)		72	72,419
Lobel Automobile Receivables Trust Series 2025-1, Class A 5.06%, 11/15/2027(a)		52	51,748
Merchants Fleet Funding LLC Series 2023-1A, Class A 7.21%, 05/20/2036(a)		139	139,657
Series 2025-1A, Class A 4.49%, 01/20/2039(a)		366	369,015
Research-Driven Pagaya Motor Asset Trust Series 2023-3A, Class A 7.13%, 01/26/2032(a)		134	134,653
Series 2023-4A, Class A 7.54%, 03/25/2032(a)		177	177,417
Series 2024-3A, Class A 5.281%, 03/25/2033(a)		276	277,112
Series 2025-1A, Class A 5.044%, 06/27/2033(a)		255	256,178
Research-Driven Pagaya Motor Trust Series 2024-1A, Class A 7.09%, 06/25/2032(a)		35	35,291
SAFCO Auto Receivables Trust Series 2025-1A, Class A 5.46%, 09/10/2029(a)		136	136,395
Tricolor Auto Securitization Trust Series 2024-1A, Class A 6.61%, 10/17/2027(c) (d) (e) (f) (g)		25	23,265

	Principal Amount (000)		U.S. $ Value

Series 2024-3A, Class A 5.22%, 06/15/2028(c) (d) (e) (f) (g)	U.S.$	142	$123,833
Series 2025-1A, Class A 4.94%, 02/15/2029(c) (d) (e) (f) (g)		105	60,650
Series 2025-2A, Class A 5.12%, 01/16/2029(c) (d) (e) (f) (g)		547	331,457

			5,464,988

Credit Cards - Fixed Rate – 1.0%
Continental Finance Credit Card ABS Master Trust Series 2024-A, Class A 5.78%, 12/15/2032(a)		250	252,240
Mission Lane Credit Card Master Trust Series 2025-A, Class A 5.80%, 05/15/2030(a)		600	605,407
Series 2025-B, Class A 5.06%, 09/15/2031(a)		371	373,579
Series 2025-C, Class A 4.78%, 12/16/2030(a)		345	346,504

			1,577,730

Other ABS - Floating Rate – 0.5%
Capital Street Master Trust Series 2024-1, Class A 5.008% (CME Term SOFR + 1.35%), 10/16/2028(a) (h)		62	62,138
Gracie Point International Funding LLC Series 2025-1A, Class A 5.181% (CME Term SOFR + 1.50%), 08/15/2028(a) (h)		650	650,878
Pagaya AI Debt Grantor Trust Series 2024-S1, Class ABC 7.303%, 09/15/2031(a) (d) (e)		98	98,414
Series 2025-1, Class A 5.156%, 07/15/2032(a)		87	87,340

			898,770

Total Asset-Backed Securities (cost $20,472,589)			20,334,373

CORPORATES - NON-INVESTMENT GRADE – 8.6%
Industrial – 7.6%
Basic – 0.3%
Arsenal AIC Parent LLC 8.00%, 10/01/2030(a)		38	40,145
ASP Unifrax Holdings, Inc. 7.10% (7.10% Cash or 5.85% Cash and 1.25% PIK), 09/30/2029(a) (i)		9	640
Celanese US Holdings LLC 7.00%, 02/15/2031		44	45,351
Graphic Packaging International LLC 3.50%, 03/15/2028(a)		125	121,516

	Principal Amount (000)		U.S. $ Value

INEOS Finance PLC 6.375%, 04/15/2029(a)	EUR	101	$107,528
INEOS Quattro Finance 2 PLC 8.50%, 03/15/2029(a)		222	231,873
Sealed Air Corp./Sealed Air Corp. US 6.125%, 02/01/2028(a)	U.S.$	27	27,382

			574,435

Capital Goods – 0.8%
Axon Enterprise, Inc. 6.125%, 03/15/2030(a)		85	87,867
6.25%, 03/15/2033(a)		66	68,465
Ball Corp. 6.00%, 06/15/2029		300	309,246
Bombardier, Inc. 8.75%, 11/15/2030(a)		190	203,486
Esab Corp. 6.25%, 04/15/2029(a)		121	124,202
GFL Environmental, Inc. 4.375%, 08/15/2029(a)		60	58,892
6.75%, 01/15/2031(a)		178	186,638
LSB Industries, Inc. 6.25%, 10/15/2028(a) (b)		147	147,666
MIWD Holdco II LLC/MIWD Finance Corp. 5.50%, 02/01/2030(a)		78	73,022
Quikrete Holdings, Inc. 6.375%, 03/01/2032(a)		47	48,854
Trinity Industries, Inc. 7.75%, 07/15/2028(a)		22	22,654
WESCO Distribution, Inc. 5.25%, 04/15/2031(a)		59	59,188

			1,390,180

Communications - Media – 0.7%
Banijay Entertainment SAS 7.00%, 05/01/2029(a)	EUR	170	207,419
CCO Holdings LLC/CCO Holdings Capital Corp. 4.50%, 08/15/2030(a)	U.S.$	26	24,777
DIRECTV Financing LLC/Directv Financing Co-Obligor, Inc. 5.875%, 08/15/2027(a)		35	35,068
10.00%, 02/15/2031(a)		124	126,828
Discovery Communications LLC 4.125%, 05/15/2029		303	299,970
Gray Media, Inc. 10.50%, 07/15/2029(a)		78	83,657
McGraw-Hill Education, Inc. 5.75%, 08/01/2028(a)		26	25,988
Neptune Bidco US, Inc. 9.29%, 04/15/2029(a)		91	91,276

	Principal Amount (000)			U.S. $ Value

Univision Communications, Inc. 8.00%, 08/15/2028(a)	U.S.$		196	$201,629
Versant Media Group, Inc. 7.25%, 01/30/2031(a)			66	67,560

				1,164,172

Consumer Cyclical - Automotive – 0.2%
Goodyear Tire & Rubber Co. (The) 5.25%, 04/30/2031			138	132,314
6.625%, 07/15/2030			30	30,648
Nissan Motor Acceptance Co. LLC 6.125%, 09/30/2030(a)			25	25,056
Tenneco, Inc. 8.00%, 11/17/2028(a)			51	51,000
ZF North America Capital, Inc. 6.75%, 04/23/2030(a)			160	161,688

				400,706

Consumer Cyclical - Entertainment – 0.0%
Lindblad Expeditions LLC 7.00%, 09/15/2030(a)			15	15,719
NCL Corp., Ltd. 5.875%, 01/15/2031(a)			42	42,336

				58,055

Consumer Cyclical - Other – 1.0%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC 6.25%, 09/15/2027(a)			86	86,028
Churchill Downs, Inc. 4.75%, 01/15/2028(a)			97	96,686
Cirsa Finance International SARL 6.50%, 03/15/2029(a)		EUR	100	122,201
Hilton Domestic Operating Co., Inc. 5.875%, 04/01/2029(a)		U.S.$	465	475,858
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc. 4.875%, 07/01/2031(a)			109	102,474
5.00%, 06/01/2029(a)			45	43,934
Marriott Ownership Resorts, Inc. 4.50%, 06/15/2029(a)			103	99,359
Rivers Enterprise Borrower LLC/Rivers Enterprise Finance Corp. 6.625%, 02/01/2033(a)			36	36,956
Shea Homes LP/Shea Homes Funding Corp. 4.75%, 02/15/2028			11	10,955
Standard Industries, Inc./NY 4.75%, 01/15/2028(a)			247	246,388
Thor Industries, Inc. 4.00%, 10/15/2029(a)			182	174,931

	Principal Amount (000)		U.S. $ Value

Travel & Leisure Co. 6.625%, 07/31/2026(a)	U.S.$	117	$117,344

			1,613,114

Consumer Cyclical - Restaurants – 0.3%
1011778 BC ULC/New Red Finance, Inc. 4.375%, 01/15/2028(a)		35	34,828
Yum! Brands, Inc. 4.75%, 01/15/2030(a)		410	410,438

			445,266

Consumer Cyclical - Retailers – 0.2%
Advance Auto Parts, Inc. 7.00%, 08/01/2030(a)		237	242,987

Consumer Non-Cyclical – 1.1%
Acadia Healthcare Co., Inc. 7.375%, 03/15/2033(a)		32	33,006
AdaptHealth LLC 5.125%, 03/01/2030(a)		263	253,516
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC 3.50%, 03/15/2029(a)		40	38,591
6.50%, 02/15/2028(a)		114	116,007
Amneal Pharmaceuticals LLC 6.875%, 08/01/2032(a)		30	31,609
Bausch & Lomb Corp. 8.375%, 10/01/2028(a)		57	59,229
DaVita, Inc. 4.625%, 06/01/2030(a)		136	133,124
Elanco Animal Health, Inc. 6.65%, 08/28/2028(b)		4	4,155
Embecta Corp. 5.00%, 02/15/2030(a)		29	27,258
LifePoint Health, Inc. 9.875%, 08/15/2030(a)		203	217,113
MPH Acquisition Holdings LLC 5.75%, 12/31/2030(a)		5	3,704
6.75% (6.00% Cash and 0.75% PIK), 03/31/2031(a) (b) (i)		44	27,552
11.50% (6.50% Cash and 5.00% PIK), 12/31/2030(a) (b) (i)		8	7,899
Newell Brands, Inc. 6.375%, 09/15/2027		15	15,215
8.50%, 06/01/2028(a)		52	54,730
Post Holdings, Inc. 6.25%, 02/15/2032(a)		26	26,749
Tenet Healthcare Corp. 4.25%, 06/01/2029		202	198,687
4.375%, 01/15/2030		72	70,674

	Principal Amount (000)		U.S. $ Value

US Foods, Inc. 4.75%, 02/15/2029(a)	U.S.$	522	$519,280

			1,838,098

Energy – 1.6%
Blue Racer Midstream LLC/Blue Racer Finance Corp. 7.00%, 07/15/2029(a)		73	75,997
Buckeye Partners LP 6.875%, 07/01/2029(a)		149	154,582
CITGO Petroleum Corp. 8.375%, 01/15/2029(a)		186	193,144
CNX Resources Corp. 7.375%, 01/15/2031(a)		237	245,489
Delek Logistics Partners LP/Delek Logistics Finance Corp. 8.625%, 03/15/2029(a)		112	117,012
Hilcorp Energy I LP/Hilcorp Finance Co. 6.25%, 11/01/2028(a)		73	73,634
NFE Financing LLC 12.00%, 11/15/2029(c) (f) (g)		256	92,429
NGL Energy Operating LLC/NGL Energy Finance Corp. 8.125%, 02/15/2029(a)		105	108,865
NuStar Logistics LP 5.625%, 04/28/2027		312	314,949
SM Energy Co. 8.375%, 07/01/2028(a)		168	173,631
Summit Midstream Holdings LLC 8.625%, 10/31/2029(a)		258	270,095
Sunoco LP 5.375%, 07/15/2031(a)		140	140,227
7.00%, 05/01/2029(a)		389	403,611
Venture Global LNG, Inc. 9.875%, 02/01/2032(a)		282	298,836
Venture Global Plaquemines LNG LLC 6.125%, 12/15/2030(a)		54	56,086

			2,718,587

Other Industrial – 0.3%
RB Global Holdings, Inc. 7.75%, 03/15/2031(a)		189	196,466
Velocity Vehicle Group LLC 8.00%, 06/01/2029(a)		253	239,945

			436,411

Services – 0.6%
Allied Universal Holdco LLC 7.875%, 02/15/2031(a)		407	429,971
ANGI Group LLC 3.875%, 08/15/2028(a)		127	113,990

	Principal Amount (000)		U.S. $ Value

Garda World Security Corp. 6.00%, 06/01/2029(a)	U.S.$	51	$49,981
6.50%, 01/15/2031(a)		24	24,607
7.75%, 02/15/2028(a)		48	49,022
Prime Security Services Borrower LLC/Prime Finance, Inc. 3.375%, 08/31/2027(a)		235	231,322
Raven Acquisition Holdings LLC 6.875%, 11/15/2031(a)		32	30,753
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc. 5.50%, 05/15/2033(a)	EUR	112	130,445

			1,060,091

Technology – 0.3%
Diebold Nixdorf, Inc. 7.75%, 03/31/2030(a)	U.S.$	17	17,933
Fortress Intermediate 3, Inc. 7.50%, 06/01/2031(a)		271	264,995
Gen Digital, Inc. 6.75%, 09/30/2027(a)		42	42,401
Playtika Holding Corp. 4.25%, 03/15/2029(a)		219	172,532
Virtusa Corp. 7.125%, 12/15/2028(a)		10	8,751

			506,612

Transportation - Airlines – 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.75%, 04/20/2029(a)		44	44,517

Transportation - Services – 0.2%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 4.75%, 04/01/2028(a)		165	161,320
Loxam SAS 4.50%, 02/15/2027(a)	EUR	100	118,075

			279,395

			12,772,626

Financial Institutions – 0.7%
Banking – 0.1%
Bread Financial Holdings, Inc. 6.75%, 05/15/2031(a)	U.S.$	209	213,293

Brokerage – 0.1%
Jane Street Group/JSG Finance, Inc. 6.75%, 05/01/2033(a)		121	124,142

Finance – 0.4%
Enova International, Inc. 9.125%, 08/01/2029(a)		155	163,179

	Principal Amount (000)		U.S. $ Value

GGAM Finance Ltd. 8.00%, 02/15/2027(a)	U.S.$	12	$12,148
8.00%, 06/15/2028(a)		77	81,059
Navient Corp. 6.75%, 06/15/2026		259	259,578
SLM Corp. 3.125%, 11/02/2026		23	22,666
6.50%, 01/31/2030		57	57,887

			596,517

Insurance – 0.1%
Acrisure LLC/Acrisure Finance, Inc. 7.50%, 11/06/2030(a)		92	93,639
AmWINS Group, Inc. 6.375%, 02/15/2029(a)		4	4,070

			97,709

REITs – 0.0%
Iron Mountain, Inc. 5.00%, 07/15/2028(a)		76	75,822

			1,107,483

Utility – 0.3%
Electric – 0.3%
NRG Energy, Inc. 3.375%, 02/15/2029(a)		208	200,377
5.75%, 07/15/2029(a)		272	272,642

			473,019

Total Corporates – Non-Investment Grade (cost $14,338,985)			14,353,128

COLLATERALIZED LOAN OBLIGATIONS – 5.0%
CLO - Floating Rate – 5.0%
AGL CLO 44 Ltd. Series 2025-44A, Class A 4.981% (CME Term SOFR 3 Month + 1.15%), 10/22/2037(a) (h)		250	250,314
AGL CLO 45 Ltd. Series 2025-45A, Class A 5.082% (CME Term SOFR 3 Month + 1.20%), 01/22/2039(a) (h)		250	250,002
Apidos CLO XXX Series XXXA, Class A1AR 4.748% (CME Term SOFR 3 Month + 1.08%), 10/18/2031(a) (h)		17	17,351
Bain Capital Credit CLO Ltd. Series 2021-4A, Class A1RR 4.668% (CME Term SOFR 3 Month + 1.00%), 10/20/2034(a) (h)		350	350,017
Series 2021-6A, Class A1R 4.76% (CME Term SOFR 3 Month + 1.09%), 10/21/2034(a) (h)		300	300,311

	Principal Amount (000)		U.S. $ Value

Benefit Street Partners CLO 48 Ltd. Series 2026-48A, Class A 4.805% (CME Term SOFR 3 Month + 1.15%), 04/20/2038(a) (h)	U.S.$	312	$311,998
Dryden 113 CLO Ltd. Series 2022-113A, Class AR3 4.762% (CME Term SOFR 3 Month + 1.09%), 10/15/2037(a) (h)		680	681,138
Goldentree Loan Management US CLO 8 Ltd. Series 2020-8A, Class ARR 4.818% (CME Term SOFR 3 Month + 1.15%), 10/20/2034(a) (h)		450	450,391
Golub Capital Partners CLO 50B-R Ltd. Series 2020-50A, Class A1R2 4.778% (CME Term SOFR 3 Month + 1.11%), 04/20/2035(a) (h)		310	310,635
Invesco CLO Ltd. Series 2021-2A, Class AR 4.772% (CME Term SOFR 3 Month + 1.10%), 07/15/2034(a) (h)		650	650,261
Juniper Valley Park CLO Ltd. Series 2023-1A, Class ARR 4.748% (CME Term SOFR 3 Month + 1.08%), 07/20/2036(a) (h)		690	690,461
KKR CLO 21 Ltd. Series 21, Class A 4.934% (CME Term SOFR 3 Month + 1.26%), 04/15/2031(a) (h)		51	51,410
Magnetite Xli Ltd. Series 2024-41A, Class A 4.958% (CME Term SOFR 3 Month + 1.29%), 01/25/2038(a) (h)		600	601,945
Neuberger Berman Loan Advisers CLO 47 Ltd. Series 2022-47A, Class AR 4.757% (CME Term SOFR 3 Month + 1.09%), 04/16/2035(a) (h)		738	738,963
OCP CLO Ltd. Series 2023-26A, Class AR 4.748% (CME Term SOFR 3 Month + 1.08%), 04/17/2037(a) (h)		700	700,193
Palmer Square CLO Ltd. Series 2026-1A, Class A 4.861% (CME Term SOFR 3 Month + 1.19%), 04/20/2039(a) (h)		300	300,136
Rad CLO 14 Ltd. Series 2021-14A, Class A 5.104% (CME Term SOFR 3 Month + 1.43%), 01/15/2035(a) (h)		550	550,335
Symphony CLO 50 Ltd. Series 2025-50A, Class A1 5.188% (CME Term SOFR 3 Month + 1.27%), 10/20/2038(a) (h)		292	292,642

	Principal Amount (000)		U.S. $ Value

Trinitas CLO XXX Ltd. Series 2024-30A, Class A1 5.041% (CME Term SOFR 3 Month + 1.37%), 10/23/2037(a) (h)	U.S.$	400	$401,186
VERDE CLO Ltd. Series 2019-1A, Class ARR 4.782% (CME Term SOFR 3 Month + 1.11%), 04/15/2032(a) (h)		91	91,203
Voya CLO Ltd. Series 2022-3A, Class A1R2 4.798% (CME Term SOFR 3 Month + 1.13%), 10/20/2036(a) (h)		350	350,081

Total Collateralized Loan Obligations (cost $8,330,866)			8,340,973

MORTGAGE PASS-THROUGHS – 3.4%
Agency Fixed Rate 30-Year – 3.4%
Federal Home Loan Mortgage Corp. Series 2024 5.50%, 11/01/2054		836	849,781
Federal National Mortgage Association Series 2024 5.50%, 10/01/2054		761	774,898
6.00%, 06/01/2054		707	726,398
6.00%, 09/01/2054		704	723,032
Uniform Mortgage-Backed Security Series 2026 4.00%, 03/01/2056, TBA		488	474,519
4.50%, 03/01/2056, TBA		480	474,650
5.00%, 03/01/2056, TBA		385	386,273
5.50%, 03/01/2056, TBA		1,213	1,232,372

Total Mortgage Pass-Throughs (cost $5,535,656)			5,641,923

COLLATERALIZED MORTGAGE OBLIGATIONS – 2.6%
Non-Agency Floating Rate – 1.5%
BRAVO Residential Funding Trust Series 2026-NQM1, Class A1 4.83%, 12/25/2065(a)		227	227,566
Series 2026-NQM2, Class A1 4.619%, 11/25/2065(a)		267	266,745
Cross Mortgage Trust Series 2025-H10, Class A1 4.968%, 01/25/2071(a)		219	219,332
Series 2026-NQM2, Class A1 4.833%, 03/25/2061(a)		243	243,194
GCAT Trust Series 2026-NQM1, Class A1 4.789%, 12/25/2070(a)		234	234,180
OBX Trust Series 2025-NQM23, Class A1 4.872%, 10/25/2065(a)		360	361,684
Series 2026-NQM3, Class A1 4.652%, 01/25/2066(a)		100	99,959

	Principal Amount (000)		U.S. $ Value

Santandero Mortgage Asset Receivable Trust Series 2026-NQM1, Class A1 4.947%, 11/25/2065(a)	U.S.$	227	$227,467
Series 2026-NQM2, Class A1 4.704%, 01/25/2066(a)		166	166,131
Verus Securitization Trust Series 2025-12, Class A1 4.961%, 12/25/2070(a)		366	368,183
Series 2026-2, Class A1 4.59%, 02/25/2071(a)		172	171,840

			2,586,281

Non-Agency Fixed Rate – 1.0%
Angel Oak Mortgage Trust Series 2025-13, Class A1 4.929%, 10/25/2070(a)		145	145,029
COOPR Residential Mortgage Trust Series 2026-CES1, Class A1A 4.874%, 01/01/2061(a)		201	201,441
FIGRE Trust Series 2026-HE1, Class A 4.982%, 01/25/2056(a)		155	155,406
JP Morgan Mortgage Trust Series 2025-CES7, Class A1A 5.055%, 04/25/2056(a)		360	361,841
RCKT Mortgage Trust Series 2026-CES1, Class A1A 4.827%, 01/25/2056(a)		151	151,894
Series 2026-CES2, Class A1A 4.762%, 02/01/2056(a)		235	235,211
Santander Mortgage Asset Receivable Trust Series 2026-CES1, Class A1A 4.876%, 01/01/2056(a)		150	150,646
Towd Point Mortgage Trust Series 2026-FIX1, Class A1 4.98%, 12/25/2065(a)		227	228,526

			1,629,994

Risk Share Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2021-DNA6, Class M2 5.167% (CME Term SOFR + 1.50%), 10/25/2041(a) (h)		115	115,189

Agency Fixed Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4913, Class IO 6.00%, 04/15/2041(j)		46	8,728
Federal National Mortgage Association REMICS Series 2016-26, Class IO 5.00%, 05/25/2046(j)		90	11,734

	Principal Amount (000)		U.S. $ Value

Series 2016-31, Class IO 5.00%, 06/25/2046(j)	U.S.$	123	$15,301
Series 2016-64, Class BI 5.00%, 09/25/2046(j)		14	1,765

			37,528

Agency Floating Rate – 0.0%
Federal Home Loan Mortgage Corp. REMICS Series 4372, Class JS 2.327% (5.99% - CME Term SOFR), 08/15/2044 (h) (k)		63	7,196
Federal National Mortgage Association REMICS Series 2012-17, Class ES 2.768% (6.44% - CME Term SOFR), 03/25/2041(h) (k)		11	132
Series 2012-17, Class SE 2.168% (5.84% - CME Term SOFR), 03/25/2042(h) (k)		48	5,915
Series 2019-25, Class SA 2.268% (5.94% - CME Term SOFR), 06/25/2049(h) (k)		30	3,433
Series 2019-42, Class SQ 2.268% (5.94% - CME Term SOFR), 08/25/2049(h) (k)		27	3,083

			19,759

Total Collateralized Mortgage Obligations (cost $4,372,176)			4,388,751

COMMERCIAL MORTGAGE-BACKED SECURITIES – 0.6%
Non-Agency Fixed Rate CMBS – 0.6%
BANK Series 2020-BN28, Class XA 1.759%, 03/15/2063(j)		1,994	127,554
Series 2020-BN29, Class XA 1.298%, 11/15/2053(j)		946	46,649
Barclays Commercial Mortgage Trust Series 2019-C3, Class XA 1.308%, 05/15/2052(j)		913	30,511
BBCMS Mortgage Trust Series 2017-C1, Class XA 1.44%, 02/15/2050(j)		1,141	8,027
CD Mortgage Trust Series 2016-CD1, Class XA 1.299%, 08/10/2049(j)		1,152	917
CFCRE Commercial Mortgage Trust Series 2016-C4, Class XA 1.209%, 05/10/2058(j)		15	2
Series 2017-C8, Class XA 1.436%, 06/15/2050(j)		251	2,566
Citigroup Commercial Mortgage Trust Series 2016-GC36, Class A5 3.616%, 02/10/2049		43	42,493

	Principal Amount (000)		U.S. $ Value

Series 2017-P7, Class XA 1.094%, 04/14/2050(j)	U.S.$	739	$5,212
Commercial Mortgage Trust Series 2014-CR16, Class D 4.748%, 04/10/2047(a)		100	93,830
Series 2016-DC2, Class XA 0.397%, 02/10/2049(j)		178	2
GS Mortgage Securities Trust Series 2013-GC13, Class D 3.857%, 07/10/2046(a)		100	76,906
Series 2016-GS3, Class XA 1.141%, 10/10/2049(j)		1,128	1,260
Series 2017-GS5, Class XA 0.828%, 03/10/2050(j)		1,380	7,898
Series 2017-GS7, Class XA 1.022%, 08/10/2050(j)		3,070	30,946
Series 2019-GC39, Class XA 1.069%, 05/10/2052(j)		3,476	101,625
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class G 3.608%, 12/15/2047(a)		100	58,719
Series 2013-LC11, Class B 3.499%, 04/15/2046		10	9,709
JPMBB Commercial Mortgage Securities Trust Series 2013-C14, Class D 4.09%, 08/15/2046(a)		75	59,255
UBS Commercial Mortgage Trust Series 2017-C1, Class XA 1.457%, 06/15/2050(j)		862	9,083
Series 2017-C2, Class XA 1.028%, 08/15/2050(j)		1,702	18,425
Series 2018-C14, Class XA 0.887%, 12/15/2051(j)		679	13,330
Series 2018-C15, Class XA 0.873%, 12/15/2051(j)		551	10,926
Series 2019-C18, Class XA 0.976%, 12/15/2052(j)		1,177	31,451
UBS-Barclays Commercial Mortgage Trust Series 2013-C6, Class D 3.906%, 04/10/2046(a)		69	63,455
Wells Fargo Commercial Mortgage Trust Series 2016-LC24, Class XA 1.574%, 10/15/2049(j)		656	2,211
Series 2018-C48, Class XA 0.928%, 01/15/2052(j)		709	14,632
Series 2019-C52, Class XA 1.564%, 08/15/2052(j)		808	33,828
WFRBS Commercial Mortgage Trust Series 2011-C4, Class D 4.997%, 06/15/2044(a)		36	35,640

	Principal Amount (000)		U.S. $ Value

Series 2011-C4, Class E 4.997%, 06/15/2044(a)	U.S.$	25	$23,898

			960,960

Non-Agency Floating Rate CMBS – 0.0%
Starwood Retail Property Trust Series 2014-STAR, Class A 6.75% (PRIME 1 Month + 0.00%), 11/15/2027(a) (h)		76	45,898

Total Commercial Mortgage-Backed Securities (cost $1,113,155)			1,006,858

BANK LOANS – 0.2%
Industrial – 0.1%
Capital Goods – 0.0%
Chariot Buyer LLC 6.423% (CME Term SOFR 1 Month + 2.75%), 09/08/2032(l)		10	9,562

Communications - Media – 0.1%
DIRECTV Financing LLC 9.179% (CME Term SOFR 3 Month + 5.25%), 08/02/2029(l)		20	19,613
9.580% (CME Term SOFR 3 Month + 5.50%), 02/17/2031(l)		79	79,065
Radiate Holdco LLC 1.500% (PIK Interest 12 + 1.50%), 09/25/2029(l)		42	36,061
7.288% (CME Term SOFR 1 Month + 3.50%), 09/25/2029(l)		42	36,061

			170,800

Technology – 0.0%
Loyalty Ventures, Inc. 14.00% (PRIME 3 Month + 5.50%), 11/03/2027(d) (e) (f) (g) (l)		72	543

			180,905

Financial Institutions – 0.1%
Financial Services – 0.1%
Colossus Acquireco LLC 5.41% (SOFR 4 + 1.75%), 07/30/2032(l)		100	99,412

Total Bank Loans (cost $361,284)			280,317

	Shares

COMMON STOCKS – 0.0%
Energy – 0.0%
Oil, Gas & Consumable Fuels – 0.0%

New Fortress Energy, Inc.(d) (f) (cost $19,137)		2,218	2,417

Company	Shares	U.S. $ Value

SHORT-TERM INVESTMENTS – 0.8%
Investment Companies – 0.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.53%(m) (n) (o) (cost $1,290,150)	1,290,150	$1,290,150

Total Investments – 100.8% (cost $167,117,855)(p)		168,133,309
Other assets less liabilities – (0.8)%		(1,286,768)

Net Assets – 100.0%		$166,846,541

FUTURES

Description	Number of Contracts	Expiration Month	Current Notional	Value and Unrealized Appreciation (Depreciation)
Purchased Contracts
U.S. T-Note 5 Yr (CBT) Futures	91	June 2026	$10,022,797	$51,086
U.S. T-Note 10 Yr (CBT) Futures	34	June 2026	3,869,625	18,625
Sold Contracts
U.S. 10 Yr Ultra Futures	28	June 2026	3,268,562	(18,375)
U.S. Long Bond (CBT) Futures	5	June 2026	592,344	(4,336)

				$47,000

FORWARD CURRENCY EXCHANGE CONTRACTS

Counterparty	Contracts to Deliver (000)		In Exchange For (000)		Settlement Date	Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	EUR	759	USD	911	04/16/2026	$ 13,091

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at February 28, 2026	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Buy Contracts
iTraxx Australia Series 44, 5 Year Index, 12/20/2030*	(1.00)%	Quarterly	0.68%	USD	2,720	$(43,245)	$(40,119)	$(3,126)
Sale Contracts
CDX-NAHY Series 45, 5 Year Index, 12/20/2030*	5.00	Quarterly	3.32	USD	3,237	250,642	229,685	20,957
CDX-NAIG Series 45, 5 Year Index, 12/20/2030*	1.00	Quarterly	0.56	USD	2,710	57,934	57,561	373

						$265,331	$247,127	$18,204

*	Termination date
(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At February 28, 2026, the aggregate market value of these securities amounted to $63,772,644 or 38.2% of net assets.

(b)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at February 28, 2026.
(c)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities, which represent 0.49% of net assets as of February 28, 2026, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
NFE Financing LLC 12.00%, 11/15/2029	11/22/2024- 12/05/2024	$244,389	$92,429	0.06%
Short Term Consumer Receivables Issuer Trust Series 2025-1B, Class INV 0.00%, 11/20/2035	12/02/2025	184,063	185,729	0.11%
Tricolor Auto Securitization Trust Series 2025-1A, Class A 4.94%, 02/15/2029	03/11/2025	105,005	60,650	0.04%
Tricolor Auto Securitization Trust Series 2025-2A, Class A 5.12%, 01/16/2029	06/10/2025	546,525	331,457	0.20%
Tricolor Auto Securitization Trust Series 2024-3A, Class A 5.22%, 06/15/2028	09/18/2025	132,645	123,833	0.07%
Tricolor Auto Securitization Trust Series 2024-1A, Class A 6.61%, 10/17/2027	01/25/2024	24,707	23,265	0.01%

(d)	Fair valued by the Adviser.
(e)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(f)	Non-income producing security.
(g)	Defaulted.
(h)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at February 28, 2026.

(i)	Pay-In-Kind Payments (PIK). The issuer may pay cash interest and/or interest in additional debt securities. Rates shown are the rates in effect at February 28, 2026.
(j)	IO - Interest Only.
(k)	Inverse interest only security.
(l)	The stated coupon rate represents the greater of the SOFR or an alternate base rate such as the PRIME or the SOFR/PRIME floor rate plus a spread at February 28, 2026.
(m)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(n)	The rate shown represents the 7-day yield as of period end.
(o)	Affiliated investments.
(p)

As of February 28, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $1,856,444 and gross unrealized depreciation of investments was $(762,695), resulting in net unrealized appreciation of $1,093,749.

Currency Abbreviations:

EUR – Euro

USD – United States Dollar

Glossary:

ABS – Asset-Backed Securities

CBT – Chicago Board of Trade

CDX-NAHY – North American High Yield Credit Default Swap Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CLO – Collateralized Loan Obligations

CMBS – Commercial Mortgage-Backed Securities

CME – Chicago Mercantile Exchange

PRIME – US Bank Prime Loan Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

SOFR – Secured Overnight Financing Rate

TBA – To Be Announced

AB Active ETFs, Inc.

AB Short Duration Income ETF

February 28, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

Bank loan prices are provided by third party pricing services and consist of a composite of the quotes received by the vendor into a consensus price. Certain bank loans are classified as Level 3, as significant input used in the fair value measurement of these instruments is the market quotes that are received by the vendor and these inputs are not observable.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2026:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$69,429,450	$—	$69,429,450
Governments - Treasuries	—	43,064,969	—	43,064,969
Asset-Backed Securities	—	19,414,380	919,993	20,334,373
Corporates - Non-Investment Grade	—	14,353,128	—	14,353,128
Collateralized Loan Obligations	—	8,340,973	—	8,340,973
Mortgage Pass-Throughs	—	5,641,923	—	5,641,923
Collateralized Mortgage Obligations	—	4,388,751	—	4,388,751
Commercial Mortgage-Backed Securities	—	1,006,858	—	1,006,858
Bank Loans	—	279,774	543	280,317
Common Stocks	2,417	—	—	2,417
Short-Term Investments	1,290,150	—	—	1,290,150

Total Investments in Securities	1,292,567	165,920,206	920,536	168,133,309
Other Financial Instruments(a):
Assets:
Futures	69,711	—	—	69,711
Forward Currency Exchange Contracts	—	13,091	—	13,091
Centrally Cleared Credit Default Swaps	—	308,576	—	308,576
Liabilities:
Futures	(22,711)	—	—	(22,711)
Centrally Cleared Credit Default Swaps	—	(43,245)	—	(43,245)

Total	$1,339,567	$166,198,628	$920,536	$168,458,731

(a)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2026 is as follows:

Fund	Market Value 11/30/2025 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2026 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$806	$9,862	$9,378	$1,290	$10